Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Capital assets and cumulative eligible capital	$ 36,000	$ 46,000
Mineral resource expenditures	5,721,000	4,504,000
Financing costs	170,000	264,000
Non-capital losses-Canada	3,251,000	2,622,000
Less: valuation allowance	(9,178,000)	(7,436,000)
Deferred Tax Assets (Liabilities), Net, Total	$ 0	$ 0